LOSS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
LOSS PER SHARE
8.	LOSS PER SHARE

Basic loss per ordinary share

Basic loss per ordinary share for the Group is computed by dividing the loss after taxation of US$10,074,000 (2023: loss of US$11,797,000) for the six-month period ended June 30, 2024 by the weighted average number of ‘A’ Ordinary shares in issue, net of any Treasury Shares, during the year. As at June 30, 2024 the number of ‘A’ Ordinary shares for the purpose of the calculation of basic (loss)/earnings per share are 183,376,218 shares (2023:152,885,033 shares).

	June 30, 2024	June 30, 2023
‘A’ ordinary shares	183,376,218	152,885,033

Basic (loss)/earnings per share denominator	183,376,218	152,885,033

Reconciliation to weighted average (loss)/earnings per share denominator:
Number of ‘A’ Ordinary shares at January 1	165,865,884	164,985,882
Weighted average number of ‘A’ Ordinary shares issued during the year	30,065,934	454,751
Weighted average number of treasury shares	(12,555,600)	(12,555,600)

Basic (loss)/earnings per share denominator	183,376,218	152,885,033

In January 2024, the Company announced it had agreed to acquire the continuous glucose monitoring (“CGM”) assets of Waveform Technologies, Inc. (“Waveform”). In connection with the acquisition, Trinity Biotech issued 36 million ‘A’ Ordinary shares to Perceptive. Refer to note 14 for further information.

Diluted loss per ordinary share

Diluted loss per share is computed by dividing the adjusted profit or loss attributable to owners of the parent, by the weighted average number of ‘A ‘Ordinary shares in issue, net of any Treasury Shares, during the year, plus the weighted average number of ‘A’ Ordinary shares that would be issued on the conversion of all the dilutive potential ‘A’ Ordinary shares into ‘A’ Ordinary shares. As the potentially dilutive instruments were anti-dilutive in all periods presented, basic (loss)/earnings per ‘A’ Ordinary share and diluted (loss)/earnings per ‘A’ Ordinary share are equivalent.

	June 30, 2024	June 30, 2023
Potentially Dilutive Instruments:
Basic loss per share denominator	183,376,218	152,885,033

Issuable on conversion of Exchangeable notes	38,391	38,391
Issuable on conversion of Convertible note	24,691,358	24,691,358
Issuable on exercise of options	-	515,678
Issuable on exercise of warrants	-	-

Diluted loss per share denominator	208,105,967	178,130,460